Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds VII, Inc.
Entity Central Index Key	0000202741
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005808 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	MAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 8.50%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in China and Taiwan contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the South African e-commerce giant Naspers Ltd.-which was boosted by the rising value of its investment in the Chinese internet company Tencent Holdings Ltd.-was the top contributor. The Hungarian bank OTP Bank Nyrt also contributed to performance. The stock performed well thanks in part to the strong growth of its business in Russia.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and South Korea detracted from results. In terms of sectors, healthcare was the primary detractor. At the individual stock level, the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. was the largest detractor. The stock was adversely affected by rising operating expenses and volatility in Brazil’s stock market. The multinational clothing producer Puma SE, which was hurt by the combination of weakening consumer demand and rising competition, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	8.50%	3.11%	1.51%
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 70,810,210
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 350,462
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,810,210
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$350,462
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.8%
Taiwan	14.6%
India	12.6%
South Korea	10.4%
United States	9.4%
South Africa	7.3%
Mexico	6.2%
Brazil	4.0%
Indonesia	3.4%
Hungary	2.6%
Other#	10.1%
Liabilities in Excess of Other Assets	(1.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Naspers Ltd., Class N	3.3%
SK Hynix, Inc.	3.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
MediaTek, Inc.	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
KE Holdings, Inc.	2.2%
Pepkor Holdings Ltd.	2.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Naspers Ltd., Class N	3.3%
SK Hynix, Inc.	3.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
MediaTek, Inc.	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
KE Holdings, Inc.	2.2%
Pepkor Holdings Ltd.	2.0%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy.  These changes were originally expected to become effective on or about August 28, 2025, but have been cancelled. On May 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005805 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Emerging Markets Equity Fund
Class Name	Investor A Shares
Trading Symbol	MDPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 8.20%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in China and Taiwan contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the South African e-commerce giant Naspers Ltd.-which was boosted by the rising value of its investment in the Chinese internet company Tencent Holdings Ltd.-was the top contributor. The Hungarian bank OTP Bank Nyrt also contributed to performance. The stock performed well thanks in part to the strong growth of its business in Russia.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and South Korea detracted from results. In terms of sectors, healthcare was the primary detractor. At the individual stock level, the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. was the largest detractor. The stock was adversely affected by rising operating expenses and volatility in Brazil’s stock market. The multinational clothing producer Puma SE, which was hurt by the combination of weakening consumer demand and rising competition, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	8.20%	2.84%	1.26%
Investor A Shares (with sales charge)	2.52	1.73	0.72
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 70,810,210
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 350,462
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,810,210
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$350,462
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.8%
Taiwan	14.6%
India	12.6%
South Korea	10.4%
United States	9.4%
South Africa	7.3%
Mexico	6.2%
Brazil	4.0%
Indonesia	3.4%
Hungary	2.6%
Other#	10.1%
Liabilities in Excess of Other Assets	(1.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Naspers Ltd., Class N	3.3%
SK Hynix, Inc.	3.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
MediaTek, Inc.	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
KE Holdings, Inc.	2.2%
Pepkor Holdings Ltd.	2.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Naspers Ltd., Class N	3.3%
SK Hynix, Inc.	3.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
MediaTek, Inc.	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
KE Holdings, Inc.	2.2%
Pepkor Holdings Ltd.	2.0%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy.  These changes were originally expected to become effective on or about August 28, 2025, but have been cancelled. On May 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000198217 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Emerging Markets Equity Fund
Class Name	Class K Shares
Trading Symbol	MPCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 8.56%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in China and Taiwan contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the South African e-commerce giant Naspers Ltd.-which was boosted by the rising value of its investment in the Chinese internet company Tencent Holdings Ltd.-was the top contributor. The Hungarian bank OTP Bank Nyrt also contributed to performance. The stock performed well thanks in part to the strong growth of its business in Russia.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and South Korea detracted from results. In terms of sectors, healthcare was the primary detractor. At the individual stock level, the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. was the largest detractor. The stock was adversely affected by rising operating expenses and volatility in Brazil’s stock market. The multinational clothing producer Puma SE, which was hurt by the combination of weakening consumer demand and rising competition, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	8.56%	3.14%	1.54%
MSCI Emerging Markets Index	9.02	6.35	3.07

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 70,810,210
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 350,462
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,810,210
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$350,462
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.8%
Taiwan	14.6%
India	12.6%
South Korea	10.4%
United States	9.4%
South Africa	7.3%
Mexico	6.2%
Brazil	4.0%
Indonesia	3.4%
Hungary	2.6%
Other#	10.1%
Liabilities in Excess of Other Assets	(1.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Naspers Ltd., Class N	3.3%
SK Hynix, Inc.	3.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
MediaTek, Inc.	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
KE Holdings, Inc.	2.2%
Pepkor Holdings Ltd.	2.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Naspers Ltd., Class N	3.3%
SK Hynix, Inc.	3.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
MediaTek, Inc.	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
KE Holdings, Inc.	2.2%
Pepkor Holdings Ltd.	2.0%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy.  These changes were originally expected to become effective on or about August 28, 2025, but have been cancelled. On May 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005809 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Emerging Markets Equity Fund
Class Name	Class R Shares
Trading Symbol	MRPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class R Shares returned 7.87%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in China and Taiwan contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the South African e-commerce giant Naspers Ltd.-which was boosted by the rising value of its investment in the Chinese internet company Tencent Holdings Ltd.-was the top contributor. The Hungarian bank OTP Bank Nyrt also contributed to performance. The stock performed well thanks in part to the strong growth of its business in Russia.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and South Korea detracted from results. In terms of sectors, healthcare was the primary detractor. At the individual stock level, the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. was the largest detractor. The stock was adversely affected by rising operating expenses and volatility in Brazil’s stock market. The multinational clothing producer Puma SE, which was hurt by the combination of weakening consumer demand and rising competition, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	7.87%	2.53%	0.88%
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 70,810,210
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 350,462
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,810,210
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$350,462
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.8%
Taiwan	14.6%
India	12.6%
South Korea	10.4%
United States	9.4%
South Africa	7.3%
Mexico	6.2%
Brazil	4.0%
Indonesia	3.4%
Hungary	2.6%
Other#	10.1%
Liabilities in Excess of Other Assets	(1.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Naspers Ltd., Class N	3.3%
SK Hynix, Inc.	3.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
MediaTek, Inc.	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
KE Holdings, Inc.	2.2%
Pepkor Holdings Ltd.	2.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Naspers Ltd., Class N	3.3%
SK Hynix, Inc.	3.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
MediaTek, Inc.	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
KE Holdings, Inc.	2.2%
Pepkor Holdings Ltd.	2.0%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy.  These changes were originally expected to become effective on or about August 28, 2025, but have been cancelled. On May 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports